SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility (weighted-average), minimum	46.00%	73.00%
Expected volatility (weighted-average), maximum	60.00%	95.00%
Expected dividends
Risk-free interest rate (based on US government bonds), minimum	4.39%	4.24%
Risk-free interest rate (based on US government bonds), maximum	4.45%	4.26%
Weighted-average grant date fair value	$ 4.73	$ 4.87
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 4.50	$ 4.31
Expected life (weighted-average)	2 years 5 months 15 days	4 years 1 month 17 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 5.10	$ 5.72
Expected life (weighted-average)	3 years 10 months 28 days	10 years